Derivative financial instruments (Details) - USD ($) $ in Thousands		6 Months Ended
	May 07, 2020	Jun. 30, 2024
Derivative financial instruments
Gain on derivative financial instruments, net		$ 1,668
Interest rate swap
Derivative financial instruments
Gain on derivative financial instruments, net		1,668
Gain on non-hedging interest rate swaps		$ 12,200
$675 million senior secured term loan facility ($675 Million Credit Facility) | Interest rate swap
Derivative financial instruments
Derivative inception date	Jun. 29, 2020
Derivative underlying	fixed 3-month LIBOR rate
Derivative, fixed interest rate	0.41%
Derivative, maturity date	September 2024